Commitments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Commitments [Abstract]
Capital expenditure on intangibles and property, plant and equipment	$ 481	$ 550	$ 783
Minimum lease rentals payables for short term leases and leases of low-value assets	13	19	23
Total future cash outflow for leases that had not yet commenced and not recognised as lease liabilities	$ 12	$ 1	$ 3